Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of balance of deposits for property and equipment
	For the Years Ended December 31,
	2022	2021

Opening balance	$43,094,881	$1,324,963
Reclassification to property and equipment	(40,500,000)	(1,199,913)
Addition of deposits for property and equipment	-	43,094,881
Write-off of deposit	-	(125,050)
Ending balance	$2,594,881	$43,094,881

Schedule of company’s revenues generated from digital asset mining business by countries
	For the Years Ended December 31,
	2022	2021	2020
United States	$31,132,771	$33,573,412	$307,673
Canada	1,137,918	640,554	-
Hong Kong	-	61,864,604	20,757,440
	$32,270,689	$96,078,570	$21,065,113

Schedule of company’s revenues by mining pool operators
	For the Years Ended December 31,
	2022	2021	2020
Foundry USA Pool	$32,270,689	$27,862,786	$-
Huobi Pool	-	58,607,927	19,641,993
Antpool	-	9,607,857	347,981
Poolin	-	-	1,075,139
	$32,270,689	$96,078,570	$21,065,113

Schedule of company’s revenues by revenue streams
	For the Years Ended December 31,
	2022	2021	2020
Digital asset mining	$32,270,689	$96,078,570	$21,065,113
ETH native staking	5,722	-	-
ETH liquid staking	20,182	-	-
	$32,296,593	$96,078,570	$21,065,113